UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  MARCH  31, 2008
                                                ---------------


Check here if Amendment [  ]; Amendment Number:
                                                 ------------
     This Amendment (Check only one.):  [  ]  is a restatement.
                                        [  ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         HANAWALT ASSOCIATES LLC
Address:      645 MADISON AVENUE, 6TH FLOOR
              NEW YORK, NEW YORK 10022


Form 13F File Number:   28-06706

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         LAWRENCE S. PIDGEON
Title:        MEMBER - HANAWALT ASSOCIATES LLC
Phone:        (212) 404-4651

Signature, Place, and Date of Signing:

/S/ LAWRENCE S. PIDGEON             NEW YORK, NEW YORK           APRIL 25, 2008
-----------------------             ------------------           --------------
     [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                                 -

Form 13F Information Table Entry Total:          17
                                                 --

Form 13F Information Table Value Total:          $625,444
                                                 --------
                                                (thousands)




List of Other Included Managers:                     NONE

                                                          Market
                                  Title of                Value
Name of Issuer                     Class      Cusip       (USD)    Share/Prn Share/ Put/  Investment   Other      Voting Authority
                                                         (X 1000)   Amount    PRN   Call  Discretion   Managers  Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS INC CMN                  COM     002535201    12,386     575,025   SH            SOLE              575,025
AARON RENTS INC A CMN CLASS A        COM     002535300     4,269     224,700   SH            SOLE              224,700
AMERICAN EXPRESS CO. CMN             COM     025816109   106,034   2,425,300   SH            SOLE            2,425,300
BED BATH & BEYOND INC. CMN           COM     075896100   135,624   4,597,408   SH            SOLE            4,597,408
BERKSHIRE HATHAWAY INC CL-A
  (DEL) CLASS A                      COM     084670108       267           2   SH            SOLE                    2
BURLINGTON NORTHERN SANTA FE CORP    COM     12189T104    12,182     132,100   SH            SOLE              132,100
CON-WAY INC CMN                      COM     205944101    10,268     207,520   SH            SOLE              207,520
CONOCOPHILLIPS CMN                   COM     20825C104    10,974     144,000   SH            SOLE              144,000
COSTCO WHOLESALE CORPORATION CMN     COM     22160K105    11,246     173,091   SH            SOLE              173,091
LOWES COMPANIES INC CMN              COM     548661107   117,017   5,101,000   SH            SOLE            5,101,000
MC DONALDS CORP CMN                  COM     580135101    14,202     254,650   SH            SOLE              254,650
MOHAWK INDUSTRIES INC COMMON STOCK   COM     608190104    12,911     180,300   SH            SOLE              180,300
SEARS HOLDINGS CORPORATION CMN       COM     812350106    13,702     134,219   SH            SOLE              134,219
STAPLES, INC. CMN                    COM     855030102    56,685   2,563,750   SH            SOLE            2,563,750
TARGET CORP CMN                      COM     87612E106    55,231   1,089,800   SH            SOLE            1,089,800
TORONTO DOMINION BANK CMN            COM     891160509     4,320      70,413   SH            SOLE               70,413
WHOLE FOODS MARKET INC CMN           COM     966837106    48,126   1,459,700   SH            SOLE            1,459,700

                                                         625,444
